IMPAIRMENT (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Packaging Operations [Member]
IfrsStatementLineItems [Line Items]
Book value	R$ 170,163
Cash Flow Period	2025 to 2034 + perpetuity
Gross Margin	Gross margin update based on historical data, incorporation of business restructuring impacts and market trends
Cost updating	Update of costs based on historical data of each product and incorporation of the impacts of business restructuring
Perpetuity growth rate	No growth
Discount rate, in real terms	11.89%
Measurement of recoverable value	VIU
Projected price range R$ / t	Market-based data
Sensitivity of key assumptions	A 2% reduction in volume or a 3% reduction in price would result in the estimated recoverable amount equal to the carrying amount of this CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.
Mining Operations [Member]
IfrsStatementLineItems [Line Items]
Book value	R$ 3,236,402
Cash Flow Period	2025 to 2066 (end of mine life)
Gross Margin	It reflects cost projection due to the progress of the mining plan as well as startup and operational ramp-up of projects. Projected prices and exchange rates according to sector reports
Cost updating	Update of costs based on historical data, progress of the mining plan as well as startup and ramp-up of projects
Perpetuity growth rate	No perpetuity
Discount rate, in real terms	11.10%
Measurement of recoverable value	FVLCD
Projected price range R$ / t	Market-based data
Sensitivity of key assumptions	A 20% reduction in volume or a 9% reduction in price would result in the estimated recoverable amount equal to the carrying amount of that CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.
Other Steel Operations [Member]
IfrsStatementLineItems [Line Items]
Book value	R$ 15,225
Cash Flow Period	2025 to 2034 + perpetuity
Gross Margin	Update of gross margin based on historical data and market trends
Cost updating	Updating costs based on historical data and market trends
Perpetuity growth rate	No growth
Discount rate, in real terms	11.89%
Measurement of recoverable value	VIU
Projected price range R$ / t	Market-based data
Sensitivity of key assumptions	A 10% reduction in revenue would result in the estimated recoverable amount equal to the carrying amount of this CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.
Long Steel Operations [Member]
IfrsStatementLineItems [Line Items]
Book value	R$ 453,133
Cash Flow Period	2025 to 2034 + perpetuity
Gross Margin	Update of gross margin based on historical data and market trends
Cost updating	Updating costs based on historical data and market trends
Perpetuity growth rate	No growth
Discount rate, in real terms	4.14%
Measurement of recoverable value	VIU
Projected price range R$ / t	Market-based data
Sensitivity of key assumptions	A 24% reduction in volume or a 4% reduction in price would result in the estimated recoverable amount equal to the carrying amount of that CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.
Cement Operations [Member]
IfrsStatementLineItems [Line Items]
Book value	R$ 503,692
Cash Flow Period	2025 to 2034 + perpetuity
Gross Margin	Update of gross margin based on historical data and market trends
Cost updating	Study-based costs and market trends
Perpetuity growth rate	Growth in line with inflation
Discount rate, in real terms	12.95%
Measurement of recoverable value	VIU
Projected price range R$ / t	Market-based data
Sensitivity of key assumptions	A 27% reduction in volume or 13% in price would result in the estimated recoverable amount equal to the carrying amount of this CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.